UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
______________________________________________

Fort Dearborn Income Securities, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019 (Name and address of agent for service)

Copy to: Bruce G. Leto, Esq. Stradley Ronon Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of December 31, 2012

Bonds
Corporate bonds
Aerospace & defense	0.80%
Air freight & logistics	0.23
Automobiles	0.85
Banks	0.33
Beverages	0.14
Biotechnology	0.08
Building products	0.07
Capital markets	4.71
Chemicals	1.14
Commercial banks	3.43
Commercial services & supplies	0.93
Communications equipment	0.31
Computers & peripherals	0.20
Consumer finance	0.84
Diversified financial services	7.15
Diversified telecommunication services	4.58
Electric utilities	3.43
Electronic equipment, instruments & components	0.25
Energy equipment & services	1.29
Food & staples retailing	1.00
Food products	1.12
Gas utilities	0.64
Health care providers & services	0.31
Independent power producers & energy traders	0.67
Industrial conglomerates	0.06
Insurance	3.37
IT services	0.41
Leisure equipment & products	0.16
Life sciences tools & services	0.11
Machinery	0.39
Media	4.98
Metals & mining	3.74
Multiline retail	0.55
Multi-utilities	0.42
Office electronics	0.41
Oil, gas & consumable fuels	10.31
Paper & forest products	0.32
Pharmaceuticals	0.09
Real estate investment trust (REIT)	1.28
Road & rail	0.69
Semiconductors & semiconductor equipment	0.40
Software	0.30
Specialty retail	0.17
Tobacco	1.00
Wireless telecommunication services	0.62

Total corporate bonds	64.28%
Asset-backed securities	0.55
Commercial mortgage-backed securities	3.55
Mortgage & agency debt securities	5.89
Municipal bonds	7.72
US government obligations	12.86
Non-US government obligations	2.77

Total bonds	97.62%
Common stocks	0.01
Preferred stock	0.03
Short-term investment	1.48

Total investments	99.14%
Cash and other assets, less liabilities	0.86

Net assets	100.00%

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2012 (unaudited)

	Face
Security description	amount	Value

Bonds — 97.62%
Corporate bonds — 64.28%
Australia — 0.87%
Rio Tinto Finance USA Ltd.,
3.750%, due 09/20/21	$400,000	$427,720
5.200%, due 11/02/40	750,000	881,425

Total Australia corporate bonds		1,309,145

Brazil — 1.41%
Petrobras International Finance Co.,
5.375%, due 01/27/21	1,130,000	1,267,408
6.875%, due 01/20/40	675,000	855,407

Total Brazil corporate bonds		2,122,815

Canada — 2.27%
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	790,000	1,045,222
Barrick Gold Corp.,
3.850%, due 04/01/22	350,000	370,484
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	435,000	534,462
EnCana Corp.,
6.625%, due 08/15/37	250,000	318,711
Petro-Canada,
6.800%, due 05/15/38	520,000	709,170
Teck Resources Ltd.,
6.250%, due 07/15/41	375,000	441,100

Total Canada corporate bonds		3,419,149

Cayman Islands — 1.83%
Transocean, Inc.,
3.800%, due 10/15/22	340,000	348,477
6.800%, due 03/15/38	535,000	654,930
7.500%, due 04/15/31	575,000	714,592
Vale Overseas Ltd.,
4.375%, due 01/11/22	965,000	1,030,144

Total Cayman Islands corporate bonds		2,748,143

Curacao — 0.09%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	125,000	133,779

France — 0.51%
Electricite De France,
6.950%, due 01/26/39[1]	300,000	401,145
France Telecom SA,
8.500%, due 03/01/31	75,000	112,265
Vivendi SA,
4.750%, due 04/12/22[1]	250,000	259,733

Total France corporate bonds		773,143

Luxembourg — 0.88%
ArcelorMittal,
5.375%, due 06/01/13	610,000	616,125
Enel Finance International SA,
6.000%, due 10/07/39[1]	365,000	353,447
Telecom Italia Capital SA,
6.375%, due 11/15/33	350,000	352,625

Total Luxembourg corporate bonds		1,322,197

Mexico — 0.83%
America Movil SAB de CV,
5.000%, due 03/30/20	625,000	727,170
Petroleos Mexicanos,
6.500%, due 06/02/41	410,000	513,525

Total Mexico corporate bonds		1,240,695

Netherlands — 1.00%
EDP Finance BV,
6.000%, due 02/02/18[1]	350,000	366,971
Koninklijke Philips Electronics NV,
5.000%, due 03/15/42	75,000	85,672
LyondellBasell Industries NV,
6.000%, due 11/15/21	500,000	586,250
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	350,000	460,210

Total Netherlands corporate bonds		1,499,103

Norway — 1.23%
Eksportfinans ASA,
5.500%, due 06/26/17	1,750,000	1,841,747

Qatar — 0.40%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	455,000	596,050

South Africa — 0.29%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	430,000	443,786

Sweden — 0.16%
Nordea Bank AB,
4.875%, due 05/13/21[1]	230,000	246,737

United Kingdom — 1.23%
Barclays Bank PLC,
5.140%, due 10/14/20	60,000	62,669
British Telecommunications PLC,
9.625%, due 12/15/30	805,000	1,278,887
HSBC Holdings PLC,
4.000%, due 03/30/22	275,000	301,088
6.100%, due 01/14/42	150,000	199,585

Total United Kingdom corporate bonds		1,842,229

United States — 51.28%
AEP Texas Central Co.,
Series E, 6.650%, due 02/15/33	495,000	629,178
Aflac, Inc.,
6.450%, due 08/15/40	325,000	411,018
Alltel Corp.,
7.875%, due 07/01/32	300,000	470,391
Ally Financial, Inc.,
3.799%, due 06/15/15[2]	400,000	362,080
Altria Group, Inc.,
9.700%, due 11/10/18	105,000	146,992
9.950%, due 11/10/38	480,000	790,771

American International Group, Inc.,
4.875%, due 06/01/22	175,000	199,784
5.850%, due 01/16/18	785,000	928,025
Amgen, Inc.,
5.650%, due 06/15/42	100,000	120,071
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	375,000	469,788
Apache Corp.,
5.100%, due 09/01/40	625,000	710,463
ArcelorMittal USA LLC,
6.500%, due 04/15/14	480,000	498,801
AT&T, Inc.,
4.300%, due 12/15/42[1]	26,000	26,113
6.500%, due 09/01/37	1,640,000	2,144,917
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	196,292
Bank of America Corp.,
5.875%, due 02/07/42	225,000	280,708
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	2,000,000	2,506,086
Boeing Co.,
6.875%, due 03/15/39	400,000	609,699
Burlington Northern Santa Fe LLC,
5.400%, due 06/01/41	480,000	568,406
Case New Holland, Inc.,
7.875%, due 12/01/17	500,000	591,250
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	285,000	343,277
CenturyLink, Inc.,
Series P, 7.600%, due 09/15/39	200,000	207,600
Cisco Systems, Inc.,
5.900%, due 02/15/39	175,000	227,754
CIT Group, Inc.,
4.250%, due 08/15/17	750,000	772,306
Citigroup, Inc.,
4.500%, due 01/14/22	200,000	223,141
5.875%, due 01/30/42	155,000	191,292
6.125%, due 05/15/18	810,000	970,713
6.875%, due 03/05/38	425,000	559,494
8.125%, due 07/15/39	635,000	950,668
Comcast Corp.,
6.950%, due 08/15/37	1,750,000	2,373,115
ConocoPhillips,
6.500%, due 02/01/39	925,000	1,311,779
CSX Corp.,
6.220%, due 04/30/40	150,000	193,601
CVS Caremark Corp.,
6.250%, due 06/01/27	500,000	660,191
Dell, Inc.,
5.400%, due 09/10/40	290,000	295,265
Devon Energy Corp.,
4.750%, due 05/15/42	375,000	401,180
DirecTV Holdings LLC,
6.000%, due 08/15/40	445,000	493,763
DISH DBS Corp.,
7.875%, due 09/01/19	800,000	948,000
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	495,000	626,502
Dow Chemical Co.,
4.250%, due 11/15/20	750,000	833,785
8.550%, due 05/15/19	222,000	299,717
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	458,500
El Paso Corp.,
7.250%, due 06/01/18	300,000	346,751
El Paso Natural Gas Co. LLC,
8.625%, due 01/15/22	375,000	515,854
Energy Transfer Partners LP,
5.200%, due 02/01/22	500,000	570,356
9.000%, due 04/15/19	400,000	527,436

Enterprise Products Operating LLC,
6.125%, due 10/15/39	500,000	604,046
ERP Operating LP,
4.750%, due 07/15/20	485,000	545,470
FedEx Corp.,
3.875%, due 08/01/42	350,000	342,205
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	250,000	276,706
Florida Power Corp.,
6.350%, due 09/15/37	215,000	288,692
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,270,000
Ford Motor Credit Co. LLC,
4.250%, due 09/20/22	320,000	338,363
FPL Group Capital, Inc.,
6.650%, due 06/15/67[3]	200,000	214,000
Freeport-McMoRan Copper & Gold, Inc.,
3.550%, due 03/01/22	200,000	198,355
General Electric Capital Corp.,
4.650%, due 10/17/21	800,000	912,829
5.875%, due 01/14/38	1,000,000	1,206,252
General Motors Financial Co., Inc.,
4.750%, due 08/15/17[1]	540,000	567,805
Genworth Financial, Inc.,
7.625%, due 09/24/21	300,000	331,071
Goldman Sachs Group, Inc.,
3.625%, due 02/07/16	425,000	449,872
5.750%, due 01/24/22	1,355,000	1,601,897
6.750%, due 10/01/37	570,000	645,996
Halliburton Co.,
4.500%, due 11/15/41	200,000	223,275
Harris Corp.,
6.375%, due 06/15/19	200,000	236,406
Hasbro, Inc.,
6.350%, due 03/15/40	200,000	247,002
HSBC Bank USA N.A.,
4.875%, due 08/24/20	250,000	278,609
5.625%, due 08/15/35	855,000	971,615
Intel Corp.,
2.700%, due 12/15/22	600,000	599,161
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	750,000	870,000
International Paper Co.,
7.500%, due 08/15/21	365,000	477,669
JPMorgan Chase & Co.,
4.500%, due 01/24/22	185,000	209,279
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	710,000	808,994
6.500%, due 09/01/39	75,000	92,178
Kraft Foods, Inc.,
6.875%, due 02/01/38	430,000	594,417
6.875%, due 01/26/39	440,000	606,682
Kroger Co.,
6.900%, due 04/15/38	650,000	837,898
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17 (Escrow Lehman Brothers, Inc.)[4,5]	585,000	0
6.875%, due 05/02/18 (Escrow Lehman Brothers, Inc.)[5]	785,000	188,400
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	160,001
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	225,000	250,516
Marathon Oil Corp.,
6.600%, due 10/01/37	180,000	240,521
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	275,000	415,262
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	1,000,000	1,205,454
7.750%, due 05/14/38	1,000,000	1,301,699

MetLife, Inc.,
5.875%, due 02/06/41	650,000	823,014
Morgan Stanley,
4.750%, due 03/22/17	360,000	392,746
Series F,
5.625%, due 09/23/19	575,000	650,314
6.625%, due 04/01/18	550,000	648,216
Motiva Enterprises LLC,
6.850%, due 01/15/40[1]	340,000	470,666
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	236,515
News America, Inc.,
6.200%, due 12/15/34	695,000	841,748
7.750%, due 12/01/45	350,000	494,687
Norfolk Southern Corp.,
5.590%, due 05/17/25	38,000	46,666
Oncor Electric Delivery Co. LLC,
7.000%, due 09/01/22	270,000	343,167
ONEOK Partners LP,
8.625%, due 03/01/19	215,000	285,464
Oracle Corp.,
6.500%, due 04/15/38	320,000	444,965
Owens Corning,
6.500%, due 12/01/16	97,000	108,996
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	400,000	515,361
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	210,000	293,664
Petrohawk Energy Corp.,
6.250%, due 06/01/19	500,000	569,348
Phillips 66,
4.300%, due 04/01/22[1]	225,000	251,419
Plains Exploration & Production Co.,
6.500%, due 11/15/20	330,000	365,475
6.875%, due 02/15/23	300,000	342,750
Progress Energy, Inc.,
7.750%, due 03/01/31	95,000	129,781
Prudential Financial, Inc.,
Series B, 5.750%, due 07/15/33	40,000	45,584
6.625%, due 12/01/37	780,000	971,807
PSEG Power LLC,
8.625%, due 04/15/31	695,000	1,013,452
Regions Financial Corp.,
7.750%, due 11/10/14	620,000	687,456
Republic Services, Inc.,
6.200%, due 03/01/40	425,000	533,367
Reynolds American, Inc.,
7.250%, due 06/15/37	425,000	557,316
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]	200,000	215,966
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	370,000	377,400
Simon Property Group LP,
6.750%, due 02/01/40	325,000	440,425
Southern California Edison Co.,
6.650%, due 04/01/29	320,000	421,745
Southern Copper Corp.,
3.500%, due 11/08/22	400,000	408,493
6.750%, due 04/16/40	250,000	300,969
Southern Natural Gas Co.,
8.000%, due 03/01/32	430,000	613,151
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	208,000
SunTrust Bank,
7.250%, due 03/15/18	495,000	605,819
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	375,020
Target Corp.,
6.350%, due 11/01/32	315,000	418,037
6.500%, due 10/15/37	185,000	258,233
7.000%, due 01/15/38	105,000	154,225
Time Warner Cable, Inc.,
7.300%, due 07/01/38	600,000	797,210
8.750%, due 02/14/19	410,000	553,156
Time Warner, Inc.,
7.625%, due 04/15/31	710,000	977,444
Union Pacific Corp.,
5.780%, due 07/15/40	180,000	228,436

United Technologies Corp.,
5.700%, due 04/15/40	290,000	372,886
6.700%, due 08/01/28	160,000	217,035
UnitedHealth Group, Inc.,
5.800%, due 03/15/36	50,000	60,323
6.875%, due 02/15/38	300,000	411,944
US Bancorp,
2.950%, due 07/15/22	150,000	151,534
Valero Energy Corp.,
6.625%, due 06/15/37	150,000	184,806
7.500%, due 04/15/32	465,000	596,596
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	1,085,000	1,437,581
Virginia Electric & Power Co.,
6.350%, due 11/30/37	165,000	227,926
Vornado Realty LP, REIT,
4.250%, due 04/01/15	880,000	930,171
Washington Mutual Bank,
5.500%, due 01/15/13[4,5,8]	750,000	75
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	700,000	883,208
Wells Fargo Capital X,
5.950%, due 12/15/36	475,000	492,078
Western Union Co.,
2.375%, due 12/10/15	610,000	612,824
Williams Cos., Inc.,
8.750%, due 03/15/32	177,000	245,346
Williams Partners LP,
6.300%, due 04/15/40	275,000	336,197
Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	276,680
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	465,000	481,286
Xcel Energy, Inc.,
4.800%, due 09/15/41	475,000	533,017
Xerox Corp.,
6.350%, due 05/15/18	540,000	622,783

Total United States corporate bonds		77,063,439

Total corporate bonds
(cost $85,732,307)		96,602,157

Asset-backed securities — 0.55%
United States — 0.55%
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	517,641
Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19	262,974	302,420

Total asset-backed securities
(cost $652,019)		820,061

Commercial mortgage-backed securities — 3.55%
United States — 3.55%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.635%, due 04/10/49[3]	475,000	540,502
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
5.812%, due 06/15/49[3]	2,100,000	2,448,915
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4,
5.921%, due 02/15/51[3]	2,000,000	2,346,442

Total commercial mortgage-backed securities
(cost $5,018,508)		5,335,859

Mortgage & agency debt securities — 5.89%
United States — 5.89%
Federal Home Loan Mortgage Corp.,
5.000%, due 01/30/14[6]	30,000	31,552
Federal Home Loan Mortgage Corp. Gold Pools,
#E01127, 6.500%, due 02/01/17[6]	30,486	32,929

Federal National Mortgage Association Pools,[6]
#AE1568, 4.000%, due 09/01/40	574,039	615,977
#688066, 5.500%, due 03/01/33	135,030	153,466
#793666, 5.500%, due 09/01/34	665,783	736,500
#802481, 5.500%, due 11/01/34	127,170	140,678
#596124, 6.000%, due 11/01/28	103,126	115,160
#253824, 7.000%, due 03/01/31	60,767	71,676
Federal National Mortgage Association Re-REMIC,
Series 1993-106, Class Z,
7.000%, due 06/25/13[6]	2,893	2,916
Government National Mortgage Association Pools,
#G2 AB2784, 3.500%, due 08/20/42	4,947,777	5,445,964
#781029, 6.500%, due 05/15/29	30,764	35,866
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,175,916	1,219,327
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	242,470	252,310

Total mortgage & agency debt securities
(cost $8,531,600)		8,854,321

Municipal bonds — 7.72%
California — 2.32%
Los Angeles Unified School District,
6.758%, due 07/01/34	150,000	198,467
State of California, GO,
7.300%, due 10/01/39	1,820,000	2,522,028
7.550%, due 04/01/39	365,000	523,768
University of California Revenue Bonds,
Series 2009, 5.770%, due 05/15/43	195,000	238,666

		3,482,929

Illinois — 1.54%
Illinois State Taxable Pension,
Series 2003, 5.100%, due 06/01/33	2,350,000	2,318,604

Massachusetts — 0.10%
Commonwealth of Massachusetts, GO,
5.456%, due 12/01/39	125,000	155,544

New Jersey — 3.02%
New Jersey Economic Development Authority Revenue Bonds,
Series B, 4.981%, due 02/15/18[2]	5,000,000	4,324,800
New Jersey State Turnpike Authority Revenue Bonds,
Series F, 7.414%, due 01/01/40	140,000	205,124

		4,529,924

New York — 0.50%
Metropolitan Transportation Authority Revenue Bonds,
6.668%, due 11/15/39	200,000	260,478
Port Authority New York & New Jersey,
4.458%, due 10/01/62	500,000	490,610

		751,088

Tennessee — 0.24%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds,
6.731%, due 07/01/43	300,000	360,915

Total municipal bonds
(cost $9,860,636)		11,599,004

US government obligations — 12.86%
US Treasury Bonds,
2.750%, due 08/15/42	1,550,000	1,496,719
US Treasury Notes,
0.250%, due 10/31/14	625,000	625,146
0.250%, due 11/30/14	8,710,000	8,710,340
1.625%, due 11/15/22[7]	8,585,000	8,491,097

Total US government obligations
(cost $19,382,164)		19,323,302

Non-US government obligations — 2.77%
Brazil — 1.76%
Brazilian Government International Bond,
8.250%, due 01/20/34	900,000	1,509,750
8.875%, due 04/15/24	700,000	1,128,750

		2,638,500

Mexico — 1.01%
United Mexican States,
4.750%, due 03/08/44	1,349,000	1,524,370

Total Non-US government obligations
(cost $3,362,387)		4,162,870

Total bonds
(cost $132,539,621)		146,697,574

	Shares

Common stocks — 0.01%
United States — 0.01%
Washington Mutual Funding Tranche III*4,8	1,300	13
WMI Holdings Corp.*	25,741	21,622

Total common stocks
(cost $14,157)		21,635

Preferred stock — 0.03%
United States — 0.03%
Ally Financial, Inc., 7.000%[1,9]
(cost $34,713)	42	41,251

Short-term investment — 1.48%
Investment company — 1.48%
UBS Cash Management Prime Relationship Fund[10]
(cost $2,229,238)	2,229,238	2,229,238

Total investments[11] — 99.14%
(cost $134,817,729)		148,989,698
Cash and other assets, less liabilities — 0.86%		1,290,356

Net assets — 100.00%		$150,280,054

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,209,575
Gross unrealized depreciation	(2,037,606)

Net unrealized appreciation of investments	$14,171,969

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$96,413,682	$188,475	$96,602,157
Asset-backed securities	—	820,061	—	820,061
Commercial mortgage-backed securities	—	5,335,859	—	5,335,859
Mortgage & agency debt securities	—	8,854,321	—	8,854,321
Municipal bonds	—	11,599,004	—	11,599,004
US government obligations	—	19,323,302	—	19,323,302
Non-US government obligations	—	4,162,870	—	4,162,870
Common stocks	21,622	—	13	21,635
Preferred stock	—	41,251	—	41,251
Short-term investment	—	2,229,238	—	2,229,238

Total	$21,622	$148,779,588	$188,488	$148,989,698

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Common stock	Total

Assets
Beginning balance	$204,175	$13	$204,188
Purchases	—	—	—
Issuances	—	—	—
Sales	—	—	—
Settlements	—	—	—
Accrued discounts (premiums)	(621)	—	(621)
Total realized loss	(18)	—	(18)
Change in net unrealized appreciation/depreciation	(15,061)	—	(15,061)
Net transfers into Level 3	—	—	—
Net transfers out of Level 3	—	—	—

Ending balance	$188,475	$13	$188,488

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at December 31, 2012 was $(15,061).

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of these securities amounted to $6,695,125 or 4.46% of net assets.
[2]	Rate shown reflects annualized yield at December 31, 2012 on zero coupon bond.
[3]	Variable or floating rate security — The interest rate shown is the current rate as of December 31, 2012 and changes periodically.
[4]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At December 31, 2012, the value of these securities amounted to $88 or 0.00% of net assets.
[5]	Security is in default.
[6]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[7]	Interest rates shown are the discount rates at date of purchase.
[8]	Security is illiquid. At December 31, 2012, the value of these securities amounted to $88 or 0.00% of net assets.
[9]	This security is subject to a perpetual call and may be called in full or partially on or anytime after February 01, 2013.
[10]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.
Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	09/30/12	12/31/12	12/31/12	12/31/12	12/31/12

UBS Cash Management Prime Relationship Fund	$3,251,034	$17,064,683	$18,086,479	$2,229,238	$1,951

[11]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value.

Portfolio acronyms
GO	General Obligation
GSR	Goldman Sachs Residential
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In May 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011. At December 31, 2012, there were no transfers between Level 1 and Level 2 for the Fund.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated September 30, 2012.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 01, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 01, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	March 01, 2013